Financial instruments and risk management (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional	R$ 160,000
Fair value instrument	(52,149)
Object	R$ 156
F X And Interest Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD debt
Maturity	1st Qtr. 2024
Asset	FX + 7,33% p.a.
Liability	100% CDI + 2.20% p.a.
Notional	R$ 30,000
Fair value instrument	(17,201)
Object	R$ (80,378)
F X And Interest Rate Swap 1 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD debt
Maturity	2nd Qtr. 2024
Asset	FX + 6.32% p.a.
Liability	100% CDI + 1,61% p.a.
Notional	R$ 130,000
Fair value instrument	(34,948)
Object	R$ 80,534